Lease Arrangements - Additional Information (Detail) - Buildings	9 Months Ended
Sep. 30, 2019 USD ($)
Disclosure Of Finance Lease And Operating Lease By Lessee [Line Items]
Operating leases lease term	3 years
Increase Decrease In Lease Liabilities	$ 687,351